Financial results	12 Months Ended
Dec. 31, 2022
Financial Results
Financial results

6.	Financial results

		Year ended December 31,
	Notes	2022	2021	2020
Financial income
Short term investments		440	226	129
Other		80	111	178
Total financial income		520	337	307
Financial expenses
Loans and borrowings gross interest	23	(612)	(671)	(742)
Capitalized loans and borrowing costs		47	59	70
Interest on REFIS		(152)	(54)	(55)
Interest on lease liabilities	23	(64)	(63)	(65)
Bond premium repurchase	10	(113)	(63)	-
Other		(285)	(457)	(366)
Total financial expenses		(1,179)	(1,249)	(1,158)
Other financial items, net
Net foreign exchange gains (losses)		(398)	408	(549)
Participative shareholders' debentures (i)	22	659	(716)	(1,565)
Financial guarantees (i)	32(b)	481	312	(468)
Derivative financial instruments	20	1,154	(23)	(1,210)
Reclassification of cumulative translation adjustments to the income statement	15 and 16	1,608	4,326	-
Indexation losses, net		(577)	(276)	(170)
Other financial items		2,927	4,031	(3,962)
Total		2,268	3,119	(4,813)

(i)	Items reclassified in comparative to maintain consistency of disclosure.

Accounting policy

Transactions in foreign currencies are translated into the functional currency using the exchange rate effective on the date of the transaction. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges or items that are attributable to the net investment in a foreign operation, for which gains, and losses are recognized as a component of other comprehensive income.

The accounting policies related to the other items of the financial result are shown in the notes, “15. Investments in subsidiaries, associates, and joint ventures”, “22. Participative shareholders’ debentures” and “23. Loans, borrowing, leases, cash and cash equivalents and short-term investments”.